Shareholder Fees - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO	Jan. 29, 2025 USD ($)
FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity New Jersey Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none